UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $141,472 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUITY GROUP LTD              SPONSORED ADR    00489C103     3894   397800 SH       SOLE                   397800
AKAMAI TECHNOLOGIES INC        COM              00971T101     2795    73048 SH       SOLE                    73048
ANCESTRY COM INC               COM              032803108     3008   100000 SH       SOLE                   100000
ANGIES LIST INC                COM              034754101    12315  1163967 SH       SOLE                  1163967
ASIA ENTN & RESOURCES LTD      SHS              G0539K108     1782   589910 SH       SOLE                   589910
BAZAARVOICE INC                COM              073271108     2273   150000 SH       SOLE                   150000
BEST BUY INC                   COM              086516101     2865   166570 SH       SOLE                   166570
BLUE NILE INC                  COM              09578R103     2337    63000 SH       SOLE                    63000
CHANGYOU COM LTD               ADS REP CL A     15911M107     1840    70126 SH       SOLE                    70126
CORELOGIC INC                  COM              21871D103     2680   101000 SH       SOLE                   101000
CORNERSTONE ONDEMAND INC       COM              21925Y103     4722   154000 SH       SOLE                   154000
DEX ONE CORP                   COM              25212W100     2614  2090954 SH       SOLE                  2090954
ELLIE MAE INC                  COM              28849P100     1961    72000 SH       SOLE                    72000
ELOQUA INC                     COM              290139104      626    31700 SH       SOLE                    31700
GEEKNET INC                    COM NEW          36846Q203    12408   641246 SH       SOLE                   641246
GROUPON INC                    COM CL A         399473107     2383   500000 SH       SOLE                   500000
INFORMATION SERVICES GROUP I   COM              45675Y104      123    99556 SH       SOLE                    99556
JIVE SOFTWARE INC              COM              47760A108     2667   169750 SH       SOLE                   169750
LAMAR ADVERTISING CO           CL A             512815101     7411   200000 SH       SOLE                   200000
LAS VEGAS SANDS CORP           COM              517834107     3478    75000 SH       SOLE                    75000
LEAP WIRELESS INTL INC         COM NEW          521863308     7455  1094598 SH       SOLE                  1094598
MCCLATCHY CO                   CL A             579489105     3655  1638943 SH       SOLE                  1638943
MELCO CROWN ENTMT LTD          ADR              585464100     3370   250000 SH       SOLE                   250000
METROPCS COMMUNICATIONS INC    COM              591708102     7243   618500 SH       SOLE                   618500
MGM RESORTS INTERNATIONAL      COM              552953101     3479   323661 SH       SOLE                   323661
MILLENNIAL MEDIA INC           COM              60040N105     2870   200000 SH       SOLE                   200000
MIPS TECHNOLOGIES INC          COM              604567107     3695   500000 SH       SOLE                   500000
MOVE INC                       COM NEW          62458M207     4922   571000 SH       SOLE                   571000
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109     3308   150000 SH       SOLE                   150000
REACHLOCAL INC                 COM              75525F104     3131   249685 SH       SOLE                   249685
SHUTTERFLY INC                 COM              82568P304     3112   100000 SH       SOLE                   100000
SIX FLAGS ENTMT CORP NEW       COM              83001A102     4410    75000 SH       SOLE                    75000
TELETECH HOLDINGS INC          COM              879939106     2677   157000 SH       SOLE                   157000
UNWIRED PLANET INC NEW         COM              91531F103      893   465000 SH       SOLE                   465000
VERINT SYS INC                 COM              92343X100     3186   116100 SH       SOLE                   116100
VIRGIN MEDIA INC               COM              92769L101     2942   100000 SH       SOLE                   100000
VONAGE HLDGS CORP              COM              92886T201     2280  1000000 SH       SOLE                  1000000
YOUKU TUDOU INC                SPONSORED ADR    98742U100     4662   253500 SH       SOLE                   253500